Inventory (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory
Raw materials	$ 46,884	$ 48,576	$ 30,410
Finished goods	1,059,193	875,131	209,651
Total inventory	$ 1,106,077	$ 923,707	$ 240,061